UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21180

Name of Fund: BlackRock Municipal Income Investment Quality Trust (BAF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Investment Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2015 (Unaudited)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC) (a):
6.00%, 6/01/19	$1,000	$1,166,480
6.13%, 6/01/19	1,000	1,170,760
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	335	370,460

		2,707,700
California — 14.8%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,155	2,398,407
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,120	1,339,800
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,175	1,287,765
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,541,330
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	1,025	1,222,733
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/39	3,210	3,598,667
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,000	1,178,610
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,125	1,273,702
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,000	1,223,160
5.50%, 11/01/31	1,500	1,827,480
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	505	596,062

Municipal Bonds	Par (000)	Value
California (continued)
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	$380	$448,848
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	2,355	2,703,328

		20,639,892
Colorado — 3.8%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	3,250	3,766,750
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,425	1,584,329

		5,351,079
Florida — 10.4%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	5,308,685
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	205	240,900
County of Miami-Dade Florida, RB, Seaport, Series A, 6.00%, 10/01/38	4,215	5,075,661
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, University of Miami-Dade, Series A, 5.00%, 4/01/45	2,720	2,992,353
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	745	868,841

		14,486,440
Georgia — 2.2%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	2,500	3,021,625
Illinois — 24.8%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	825	960,003
Series C, 6.50%, 1/01/41	3,740	4,501,763
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, 3rd Lien, Series C (AGC), 5.25%, 1/01/30	1,000	1,124,800

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	$1,300	$1,490,697
Sales Tax Receipts, 5.25%, 12/01/36	3,185	3,425,499
Sales Tax Receipts, 5.25%, 12/01/40	3,000	3,211,590
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	3,000	3,190,680
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	1,480	1,558,381
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,250	1,425,050
5.25%, 12/01/43	3,000	3,339,330
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,885	2,210,860
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 1/01/40 (b)	3,335	3,770,418
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	915	1,067,476
6.00%, 6/01/28	260	308,854
State of Illinois, GO:
5.25%, 2/01/31	610	654,304
5.25%, 2/01/32	1,000	1,069,060
5.50%, 7/01/33	1,000	1,080,970
5.50%, 7/01/38	270	286,824

		34,676,559
Indiana — 2.0%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,415	2,719,266
Louisiana — 1.1%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	423,154
Series A-2, 6.00%, 1/01/23	150	168,682

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	$790	$869,229

		1,461,065
Michigan — 2.4%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	1,700	1,877,327
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,205	1,440,987

		3,318,314
Minnesota — 3.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	565	654,010
6.50%, 11/15/38	3,115	3,527,831

		4,181,841
Mississippi — 2.2%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,500	1,921,575
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,142,050

		3,063,625
Nevada — 5.8%
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	5,410	5,851,997
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	2,000	2,250,080

		8,102,077
New Jersey — 5.0%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,300	1,457,157
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,540	1,628,073

2	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.50%, 12/15/38	$2,000	$2,178,080
Series AA, 5.50%, 6/15/39	1,620	1,740,819

		7,004,129
New York — 4.1%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,465	2,779,953
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	1,565	1,838,781
Series A-1, 5.25%, 11/15/39	1,000	1,166,700

		5,785,434
Ohio — 0.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	470	544,006
Pennsylvania — 2.6%
Pennsylvania Turnpike Commission, RB, Series C, 5.00%, 12/01/43	1,720	1,916,510
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,500	1,711,185

		3,627,695
South Carolina — 2.4%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,525	1,762,824
State of South Carolina Public Service Authority, Refunding RB, Obligations, Series C, 5.00%, 12/01/46	1,400	1,541,848

		3,304,672
Texas — 14.6%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/18 (a)	2,000	2,223,700
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	980	1,118,602

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 8/15/41	$3,365	$3,871,937
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 11/15/35	2,600	3,026,790
6.00%, 11/15/36	2,215	2,578,592
5.38%, 11/15/38	1,000	1,128,480
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	205	237,886
6.50%, 7/01/37	795	896,442
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	1,000	1,171,050
North Texas Tollway Authority, Refunding RB:
1st Tier (AGM), 6.00%, 1/01/43	1,000	1,181,360
1st Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,500	1,675,140
Series B, 5.00%, 1/01/40	750	828,458
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	440	502,836

		20,441,273
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	370	408,709
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	1,000	1,164,350

		1,573,059
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,025	1,189,851
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	795	922,860

		2,112,711
Total Municipal Bonds — 106.1%		148,122,462

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California — 9.0%
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 8/01/31	$10,680	$12,614,575
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(d)	760	865,219
Illinois — 3.0%
State of Illinois Toll Highway Authority, RB, Senior Priority:
Series A, 5.00%, 1/01/40	825	928,746
Series B, 5.50%, 1/01/33 (a)	2,999	3,247,580

		4,176,326
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	898	1,000,418
Michigan — 2.1%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,650	2,974,652
Nevada — 5.0%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/18 (a)	2,000	2,256,300
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,100	4,732,548

		6,988,848
New Jersey — 6.3%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (a)	329	381,498
6.00%, 12/15/34	671	755,106
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (d)	6,020	6,677,565

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (d)	$1,000	$1,044,621

		8,858,790
New York — 12.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	4,993	5,818,126
Series FF, 5.00%, 6/15/45	3,019	3,352,531
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	900	996,732
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	1,000	1,141,017
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,955	3,395,448
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	1,740	2,007,594

		16,711,448
North Carolina — 2.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, 5.00%, 10/01/55	2,400	2,742,384
Texas — 5.5%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,456	4,982,076
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	2,310	2,722,451

		7,704,527
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,005	1,092,012

4	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)		Value
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 47.0%		$65,729,199
Total Long-Term Investments (Cost — $194,069,104) — 153.1%		213,851,661

Short-Term Securities — 2.9%	Shares
FFI Institutional Tax-Exempt Fund, 0.02% (e)(f)	4,009,060	4,009,060
Total Short-Term Securities (Cost — $4,009,060) — 2.9%		4,009,060

Value
Total Investments (Cost — $198,078,164*) — 156.0%	$217,860,721
Liabilities in Excess of Other Assets — (1.0)%	(1,339,755)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.8)%	(34,680,261)
VMTP Shares, at Liquidation Value — (30.2)%	(42,200,000)

Net Assets Applicable to Common Shares — 100.0%	$139,640,705

*	As of November 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$163,688,592

Gross unrealized appreciation	$19,782,557
Gross unrealized depreciation	(280,399)

Net unrealized appreciation	$19,502,158

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement(s), which expire between October 1, 2016 and July 1, 2020, is $7,486,048.

(e)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at November 30, 2015	Income
FFI Institutional Tax-Exempt Fund	953,611	3,055,449	4,009,060	$57

(f)	Represents the current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts (Short)	Issue	Expiration	Notional Value	Unrealized (Depreciation)
(11)	5-Year U.S. Treasury Note	March 2016	$1,305,477	$(2,336)
(13)	10-Year U.S. Treasury Note	March 2016	$1,643,688	(3,895)
(7)	Long U.S. Treasury Bond	March 2016	$1,078,000	(3,727)
(1)	Ultra U.S. Treasury Bond	March 2016	$ 158,437	(845)
Total				$(10,803)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$213,851,661	—	$213,851,661
Short-Term Securities	$4,009,060	—	—	4,009,060

Total	$4,009,060	$213,851,661	—	$217,860,721

[1] See above Schedule of Investments for values in each state or political subdivision.

6	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Quality Trust (BAF)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(10,803)	—	—	$(10,803)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$55,800	—	—	$55,800
Liabilities:
TOB Trust Certificates	—	$(34,669,971)	—	(34,669,971)
VMTP Shares	—	(42,200,000)	—	(42,200,000)

Total	$55,800	$(76,869,971)	—	$(76,814,171)

During the period ended November 30, 2015, there were no transfers between levels.

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2015	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date:	January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Quality Trust

Date:	January 22, 2016